Debt issued measured at amortized cost (Detail 1) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Certificates of deposit		$ 15,680	$ 5,190
Commercial paper		25,472	14,413
Other short-term debt		5,515	2,235
Short-term debt	[1]	46,666	21,837
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)		36,611	30,105
Senior unsecured debt other than TLAC		21,340	25,569
of which: issued by UBS AG with original maturity greater than one year	[2]	18,464	22,349
Covered bonds		2,796	2,633
Subordinated debt		22,157	21,775
of which: high-trigger loss-absorbing additional tier 1 capital instruments		11,837	11,931
of which: low-trigger loss-absorbing additional tier 1 capital instruments		2,577	2,414
of which: low-trigger loss-absorbing tier 2 capital instruments		7,201	6,892
of which: non-Basel III-compliant tier 2 capital instruments		543	540
Debt issued through the Swiss central mortgage institutions		9,660	8,574
Other long-term debt		3	4
Long-term debt	[3]	92,566	88,660
Total debt issued measured at amortized cost	[4]	$ 139,232	$ 110,497
Unsecured portion of senior fixed-rate bonds issued with maturity greater than one year		100.00%	100.00%
UBS AG
Disclosure Of Financial Liabilities [Line Items]
Certificates of deposit		$ 15,680	$ 5,190
Commercial paper		25,472	14,413
Other short-term debt		5,515	2,235
Short-term debt	[5]	46,666	21,837
Senior unsecured debt other than TLAC		18,483	22,356
of which: issued by UBS AG with original maturity greater than one year	[6]	18,464	22,349
Covered bonds		2,796	2,633
Subordinated debt		7,744	7,431
of which: high-trigger loss-absorbing additional tier 1 capital instruments		11,854	11,958
of which: low-trigger loss-absorbing additional tier 1 capital instruments		2,575	2,415
of which: low-trigger loss-absorbing tier 2 capital instruments		7,201	6,892
of which: non-Basel III-compliant tier 2 capital instruments		543	540
Debt issued through the Swiss central mortgage institutions		9,660	8,574
Other long-term debt		3	4
Long-term debt	[7]	38,685	40,998
Total debt issued measured at amortized cost	[4]	$ 85,351	$ 62,835
Unsecured portion of senior fixed-rate bonds issued with maturity greater than one year		100.00%	100.00%

[1]	Debt with an original contractual maturity of less than one year
[2]
Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 31 December 2020, 100% of the balance was unsecured (31 December 2019: 100% of the balance was unsecured).

[3]	Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features.
[4]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[5]	Debt with an original contractual maturity of less than one year
[6]
Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 31 December 2020, 100% of the balance was unsecured (31 December 2019: 100% of the balance was unsecured).

[7]	Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features.